Schedule of Effective Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory tax rate			21.00%		21.00%	21.00%
Change in valuation allowance					(15.00%)	(17.00%)
State taxes, net of federal benefit
Expiration of stock option					(1.00%)
Loss on extinguishment of debt					(1.00%)	(2.00%)
Other deferred Adjustments					(1.00%)	(1.00%)
Tax rate	8.30%	(4.50%)	7.60%	1.60%	3.00%	1.00%